Share-based payments - Disclosure of range of exercise prices, number of options and weighted average remaining contractual life (Details)	12 Months Ended
	Sep. 30, 2020 shares $ / shares	Sep. 30, 2019 shares $ / shares	Sep. 30, 2018 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	8,934,097	9,891,592	12,830,826
Weighted average remaining contractual life of options outstanding	5 years 10 months 13 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 61.33	$ 54.64	$ 52.01
Number of options exercisable (in shares) | shares	5,748,402	5,460,470
Weighted average exercise price of options exercisable (in CAD per share)	$ 49.02	$ 41.32
14.48 to 38.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,945,743
Weighted average remaining contractual life of options outstanding	2 years 8 months 12 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 29.83
Number of options exercisable (in shares) | shares	1,945,743
Weighted average exercise price of options exercisable (in CAD per share)	$ 29.83
14.48 to 38.79 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	14.48
14.48 to 38.79 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 38.79
39.47 to 50.94
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,356,156
Weighted average remaining contractual life of options outstanding	4 years 8 months 5 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 45.21
Number of options exercisable (in shares) | shares	1,356,156
Weighted average exercise price of options exercisable (in CAD per share)	$ 45.21
39.47 to 50.94 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	39.47
39.47 to 50.94 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 50.94
52.63 to 63.72
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	3,235,718
Weighted average remaining contractual life of options outstanding	6 years 5 months 5 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 63.00
Number of options exercisable (in shares) | shares	2,019,298
Weighted average exercise price of options exercisable (in CAD per share)	$ 62.87
52.63 to 63.72 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	52.63
52.63 to 63.72 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 63.72
67.04 to 87.65
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,523,387
Weighted average remaining contractual life of options outstanding	7 years 11 months 1 day
Weighted average exercise price of options outstanding (in CAD per share)	$ 84.05
Number of options exercisable (in shares) | shares	426,416
Weighted average exercise price of options exercisable (in CAD per share)	$ 82.94
67.04 to 87.65 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	67.04
67.04 to 87.65 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 87.65
102.79 to 110.73
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	873,093
Weighted average remaining contractual life of options outstanding	9 years 2 months 1 day
Weighted average exercise price of options outstanding (in CAD per share)	$ 110.70
Number of options exercisable (in shares) | shares	789
Weighted average exercise price of options exercisable (in CAD per share)	$ 102.79
102.79 to 110.73 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	102.79
102.79 to 110.73 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 110.73